Asset Acquisition and Non-controlling Interest (“NCI”) - Net Change in Non-Controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Non-controlling interest on initial capital contribution	$ 1,300
Share of (loss) profit for the period	(1,717,979)	$ (695,089)
Balance June 30, 2022	662,354	2,037,700	$ 2,123,226
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Non-controlling interest on initial capital contribution	866
Share of (loss) profit for the period	(355)
Balance June 30, 2022	$ 511	$ 0	$ (24,356)